CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) AND REDEEMABLE INSTRUMENTS (UNAUDITED) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Common Members' Deficit [Member]	Series A Preferred Stock [Member]	Redeemable Common Stock [Member]	Series A-2 Preferred [Member]	Pre-Recapitalization Redeemable Preferred Units [Member]
BALANCE at Dec. 31, 2010									$ 110,454
BALANCE at Dec. 31, 2010	(148,560)		500		(157,272)			8,212
BALANCE, Shares at Dec. 31, 2010									113,921,591
BALANCE, Shares at Dec. 31, 2010								8,211,865
Capital contribution from stockholders	12,628				12,628
Stock-based compensation	780		780
Conversion upon Recapitalization	112,082	137	(26,108)		146,265	43,275	14,900	(8,212)	(112,075)
Conversion upon Recapitalization, Shares		13,649,993				1,000	5,850,000	(8,211,865)	(113,921,591)
Forgiveness of related party debt	36,813		36,813
Deferred tax effects resulting from Recapitalization	(11,285)		(10,573)	(712)
Net income	(8,985)			(8,985)
Accretion of Redeemable Preferred to Redemption Value	(2,432)		(811)		(1,621)	811			1,621
Adjustments to Redeemable Common Stock fair value measurement	(601)		(601)				601
BALANCE at Dec. 31, 2011						44,086	15,501
BALANCE at Dec. 31, 2011	(9,560)	137		(9,697)
BALANCE, Shares at Dec. 31, 2011						1,000	5,850,000
BALANCE, Shares at Dec. 31, 2011		13,649,993
Issuance of common stock	4,100	25	4,075
Issuance of common stock, Shares		2,533,908
Capital contribution from stockholders	2,500		2,500
Stock-based compensation	4,658		4,658
Net income	(1,906)			(1,906)
Accretion of Redeemable Preferred to Redemption Value	(5,529)		(5,529)			5,529
Adjustments to Redeemable Common Stock fair value measurement	(1,745)		(1,745)				1,745
BALANCE at Dec. 31, 2012						49,615	17,246
BALANCE at Dec. 31, 2012	(7,482)	162	3,959	(11,603)
BALANCE, Shares at Dec. 31, 2012						1,000	5,850,000
BALANCE, Shares at Dec. 31, 2012	16,183,901	16,183,901
Net income	(530)			(530)
Accretion of Redeemable Preferred to Redemption Value	(1,487)		(1,487)			1,487
Adjustments to Redeemable Common Stock fair value measurement	(26,705)		(2,472)	(24,233)			26,705
BALANCE at Mar. 31, 2013						51,102	43,951
BALANCE at Mar. 31, 2013	(36,204)	162		(36,366)
BALANCE, Shares at Mar. 31, 2013						1,000	5,850,000
BALANCE, Shares at Mar. 31, 2013		16,183,901
BALANCE at Dec. 31, 2012						49,615	17,246
BALANCE at Dec. 31, 2012	(7,482)		3,959	(11,603)
BALANCE, Shares at Dec. 31, 2012						1,000	5,850,000
BALANCE, Shares at Dec. 31, 2012	16,183,901
Net income	6,040			6,040
Redemption of Redeemable Preferred Stock, value						(75,735)
Accretion of Redeemable Preferred to Redemption Value	(6,223)		(3,959)	(2,264)		6,223
Adjustments to Redeemable Common Stock fair value measurement	(63,764)			(63,764)			63,764
BALANCE at Dec. 31, 2013						55,838	81,010
BALANCE at Dec. 31, 2013	(71,429)	162		(71,591)
BALANCE, Shares at Dec. 31, 2013						1,000	5,850,000
BALANCE, Shares at Dec. 31, 2013	16,183,901	16,183,901
Net income	373			373
Initial Public Offering (IPO), value	78,988	86	78,902
Initial Public Offering (IPO), shares		8,567,500
Redemption of Redeemable Preferred Stock, value						(75,735)
Redemption of Redeemable Preferred Stock, shares						(1,000)
Termination of Redemption Feature upon IPO	89,367	58	89,309				(89,367)
Termination of Redemption Feature upon IPO, Shares		5,850,000					(5,850,000)
Accretion of Redeemable Preferred to Redemption Value	(19,897)		(19,897)			19,897
Adjustments to Redeemable Common Stock fair value measurement	(8,357)		(8,357)				8,357
BALANCE at Mar. 31, 2014	$ 69,045	$ 306	$ 139,957	$ (71,218)
BALANCE, Shares at Mar. 31, 2014	30,601,401	30,601,401
BALANCE, Shares at Mar. 31, 2014						0	0